Equity and Equity-Linked Securities (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Sale of shares pursuant to private offering (in shares)	3,846,154
Sale of shares pursuant to February 2013 equity purchase agreement (in shares)	3,750,000	(1,500,000)
Issuance of shares in lieu of cash for fees incurred pursuant to February 2013 equity purchase agreement (in shares)	43,865	(390,261)
Issuance of shares for conversion of 4% Convertible Notes (in shares)	540,000	1,600,219
Issuance of shares for conversion of 10% Convertible Notes (in shares)	5,981,859
Totals	14,161,878	13,356,469	38,272,094
Sale of shares pursuant to private offering	$ 1,911,695
Sale of shares pursuant to February 2013 equity purchase agreement	1,754,565	(601,944)
Totals	$ 3,666,260	$ 5,462,132	$ 13,560,862